                                                  ------------------------------
  U.S. SECURITIES AND EXCHANGE COMMISSION                  OMB APPROVAL
           WASHINGTON, D.C. 20549                 ------------------------------
                                                   OMB Number: 3235-0456
                 FORM 24F-2                        Expires: August 31, 2000
      ANNUAL NOTICE OF SECURITIES SOLD               Estimated average burden
           PURSUANT TO RULE 24F-2                  hours per response.......1
                                                  ------------------------------

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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1.      Name and address of issuer:
                         THE VICTORY PORTFOLIOS
                         3435 STELZER ROAD
                         COLUMBUS, OHIO 43219
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2.      The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):                                                           [X]

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3.      Investment Company Act File Number: 811-4852
                                            --------

        Securities Act File Number: 33-8982
                                    -------
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4(a).   Last day of fiscal year for which this notice is filed: OCTOBER 31, 1998
                                                                ----------------


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.      Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):        $21,973,851,520
                                                                  --------------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:           $19,073,986,409
                                                              --------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:  $154,213,066
                                                              -----------

        (iv)   Total available redemption credits (add
               Items 5(ii) and 5(iii):                           $19,228,199,475
                                                                  --------------

        (v)    Net Sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:   $2,745,652,046
                                                                  --------------
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        (vi)   Redemption credits available for use in future              $0
               years - if Item 5(i) is less than Item 5(iv)    --------------
               (subtract Item 5(iv) from Item 5(i))
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        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                                 x 0.000278
                                                                        --------

        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] "0" if no fee is due):                 = $763,291.27
                                                                      ==========
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

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7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                                     $0
                                                                   -----------

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8.      Total of the amount of the registration fee due plus any
        interest due (Item 5(vii) plus Item 7):                  = $763,291.27
                                                                   -----------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 1/19/99
                                          ------------

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Joel B. Engle
                          ------------------------------------------------------

                                  Joel Engle     Treasurer
                          ------------------------------------------------------

Date      1/14/1999
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 *Please print the name and title of the signing officer below the signature.

Prime Obligations Fund
US Government Obligations
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund
Institutional Money Market
Financial Reserves Fund
Federal Money Market Fund
Diversified Stock Fund
Ohio Regional Stock Fund
Limited Term Income Fund
Government Mortgage Fund
Ohio Municipal Bond Fund
International Growth Fund
Balanced Fund
Value Fund
Special Value Fund
Special Growth Fund
Stock Index
Growth Fund
Investment Quality Bond Fund
Intermediate Income Fund
National Municipal Bond Fund
Fund for Income
New York Tax-Free Fund
Real Estate Investment Fund
Lakefront Fund
Convertible Securities Fund
LifeChoice Growth Investor Fund
LifeChoice Moderate Growth Investor Fund
LifeChoice Conservative Investor Fund